As filed with the Securities and Exchange Commission on July 23, 1999


                        Securities Act File No. 333-76507

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/


                         Pre-Effective Amendment No. / /

                        Post-Effective Amendment No. /1/


                                   FORUM FUNDS
               (Exact Name of Registrant as Specified in Charter)

                   Two Portland Square, Portland, Maine 04101
               (Address of Principal Executive Offices) (Zip Code)

                                 (207) 879-1900
                  (Registrant's Area Code and Telephone Number)

                              Leslie K. Klenk, Esq.
                            Forum Fund Services, LLC
                               Two Portland Square
                               Portland, ME 04101

                          Copies of Communications to:

                            Anthony C.J. Nuland, Esq.
                               Seward & Kissel LLP
                               1200 G Street, N.W.
                             Washington, D.C. 20005

                  Approximate Date of Proposed Public Offering:

                                 June 29, 1999.

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It is proposed that this filing will become effective on July 23, 1999 pursuant to Rule 485(b) under the Securities Act of 1933.

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Title of Securities Being  Registered:  BIA Small-Cap Growth Fund and BIA Growth
Equity Fund. No filing fee is due under the Securities Act of 1933, as amended, in reliance on section 24(f).

                                     Part A

The Proxy Statement/Prospectus for Forum Funds (the "Registrant") filed as part A to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-76507) is incorporated herein by reference. This Proxy Statement/Prospectus relates to the proposed transfer of substantially all of the assets of the BIA Emerging Growth Fund Limited Partnership to BIA Small-Cap Growth Fund and BIA Growth Equity Fund Limited Partnership to BIA Growth Equity Fund. BIA Small-Cap Growth Fund and BIA Growth Equity Fund are two new series of the Registrant, Forum Funds.

                                     Part B

The  Statement  of  Additional  Information  (the  "SAI")  for Forum  Funds (the
"Registrant") filed as Part B to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form, N-14 (File No. 333-76507) is
incorporated herein by reference. This SAI supplements the Proxy Statement/Prospectus relating to the proposed transfer of substantially all of the assets of the BIA Emerging Growth Fund Limited Partnership to BIA Small-Cap Growth Fund and BIA Growth Equity Fund Limited Partnership to BIA Growth Equity Fund. BIA Small-Cap Growth Fund and BIA Growth Equity Fund are two new series of the Registrant, Forum Funds.

                                     PART C

                                OTHER INFORMATION

ITEM 15 - Indemnification.

The Trust Instrument

In accordance with Section 3803 of the Delaware Business Trust Act, SECTION 10.2 of the Registrant's Trust Instrument provides as follows:

"Section 10.02  Indemnification.

(a) Subject to the exceptions and limitations contained in Subsection 10.02(b):

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

The Investment Advisory Agreements


Section 4 of the Trust's Investment Advisory Agreements with Austin Investment Management, Inc. (Austin Global Equity Fund), Forum Investment Advisors, LLC (Investors Bond Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, and TaxSaver Bond Fund) and H.M. Payson & Company (Payson Balanced Fund and Payson Value Fund) includes language similar to the following:


"SECTION 4.       STANDARD OF CARE


The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust, and as an inducement to the Adviser's undertaking these services the Adviser shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, breach of fiduciary duty, willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder and except as otherwise provided by law."

Section 5 of the Trust's Investment Advisory Agreements with Forum Investment Advisors, LLC (Small Company Opportunities Fund) and Polaris Capital Management, Inc. and Section 5 of the Form of Investment Advisory Agreement between the Trust and Brown Investment Advisory & Trust Company (BIA Small-Cap Growth Fund and BIA Growth Equity Fund) include similar language to the following:


"SECTION 5.  STANDARD OF CARE.

(a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder.

(b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

The Distribution Agreement

Section 8 of the Trust's Distribution Agreement with Forum Financial Services, Inc. and Forum Fund Services LLC provides:

"SECTION 8.  INDEMNIFICATION

(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

(b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

(c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

         (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

         (ii)  any  act  of,  or   omission   by,   Distributor   or  its  sales
         representatives that does not conform to the standard of care set forth in Section 7 of this Agreement ("Trust Claims").

(d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

(e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

(f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

(g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

(h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.


(i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."


ITEM 16 - Exhibits.

All references to a post effective amendment are to Registrant's Registration Statement on Form N-1A, file numbers 2-67052 and 811-3023.

(1) Copy of Registrant's Trust Instrument dated August 29, 1995 is incorporated herein by reference. The Trust Instrument, Exhibit (a) to post effective amendment 34, was filed via EDGAR on May 9, 1996 (accession number 0000912057-96-008780).


(2) Copy of Registrant's By-Laws is incorporated herein by reference. The By-Laws, Exhibit (b) to post effective amendment 43 were filed via EDGAR on July 31, 1997 (accession number 0000912057-97-025707).


(3)      None.


(4) Form of Agreement and Plan of Reorganization is incorporated herein by reference. The Form of Agreement and Plan of Reorganization was filed as Attachment B to Part A to pre-effective amendment 1 on Form N-14 via EDGAR on May 17, 1999 (accession number 0001004402-99-000279).

(5)(a) Sections 2.04 and 2.06 of Registrant's Trust Instrument provide as follows:

"SECTION 2.04   TRANSFER OF SHARES.

Except as otherwise provided by the Trustees, Shares shall be transferable on the records of the Trust only by the record holder thereof or by his agent thereunto duly authorized in writing, upon delivery to the Trustees or the Trust's transfer agent of a duly executed instrument of transfer and such evidence of the genuineness of such execution and authorization and of such other matters as may be required by the Trustees. Upon such delivery the transfer shall be recorded on the register of the Trust. Until such record is made, the Shareholder of record shall be deemed to be the holder of such Shares for all purposes hereunder and neither the Trustees nor the Trust, nor any transfer agent or registrar nor any officer, employee or agent of the Trust shall be affected by any notice of the proposed transfer."


"SECTION 2.06   ESTABLISHMENT OF SERIES.

The Trust created hereby shall consist of one or more Series and separate and distinct records shall be maintained by the Trust for each Series and the assets associated with any such Series shall be held and accounted for separately from the assets of the Trust or any other Series. The Trustees shall have full power and authority, in their sole discretion, and without obtaining any prior authorization or vote of the Shareholders of any Series of the Trust, to establish and designate and to change in any manner any such Series of Shares or any classes of initial or additional Series and to fix such preferences, voting powers, rights and privileges of such Series or classes thereof as the Trustees may from time to time determine, to divide or combine the Shares or any Series or classes thereof into a greater or lesser number, to classify or reclassify any issued Shares or any Series or classes thereof into one or more Series or classes of Shares, and to take such other action with respect to the Shares as the Trustees may deem desirable. The establishment and designation of any Series shall be effective upon the adoption of a resolution by a majority of the Trustees setting forth such establishment and designation and the relative rights and preferences of the Shares of such Series. A Series may issue any number of Shares and need not issue shares. At any time that there are no Shares outstanding of any particular Series previously established and designated, the Trustees may by a majority vote abolish that Series and the establishment and designation thereof.

All references to Shares in this Trust Instrument shall be deemed to be Shares of any or all Series, or classes thereof, as the context may require. All provisions herein relating to the Trust shall apply equally to each Series of the Trust, and each class thereof, except as the context otherwise requires.

Each Share of a Series of the Trust shall represent an equal beneficial interest in the net assets of such Series. Each holder of Shares of a Series shall be entitled to receive his pro rata share of all distributions made with respect to such Series. Upon redemption of his Shares, such Shareholder shall be paid solely out of the funds and property of such Series of the Trust."

(6)  Investment Advisory Agreements

(a) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. regarding Austin Global Equity Fund is incorporated herein by reference. The Investment Advisory Agreement, Exhibit (d)(3) to post effective amendment 62, was filed via EDGAR on May 26, 1998 (accession number 0001004402-98-000307).

(b) Form of Investment Advisory Agreement between Registrant and Brown Investment Advisory & Trust Company regarding BIA Small-Cap Growth Fund and BIA Growth Equity Fund is incorporated herein by reference. The Form of Investment Advisory Agreement, Exhibit (d)(11) to post effective amendment 70, was filed via EDGAR on March 18, 1999 (accession number 0001004402-99-000185).

(c) Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC regarding Investors Bond Fund, Investors High Grade Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, and Investors Growth Fund is incorporated herein by reference. The Investment Advisory Agreement, Exhibit (d)(5) to post effective amendment 56, was filed via EDGAR on December 31, 1997 (accession number 0001004402-97-000281).


(d) Investment Advisory Agreement between Registrant and H.M. Payson & Co. regarding Investors Equity Fund is incorporated herein by reference. The Investment Advisory Agreement, Exhibit (d)(8) to post effective amendment 65, was filed via EDGAR on September 30, 1998 (accession number 0001004402-98-000530).

(e) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to the Payson Value Fund and the Payson Balanced Fund is incorporated herein by reference. The Investment Advisory Agreement, Exhibit (d)(1) to post effective amendment 62, was filed via EDGAR on May 26, 1998 (accession number 0001004402-98-000307).


(f)  Investment  Subadvisory  Agreement  between  H.M.  Payson & Co. and Peoples
     Heritage Bank regarding Investors Equity Fund is incorporated herein by reference. The Investment Subadvisory Agreement, Exhibit (d)(9) to post effective amendment 64, was filed via EDGAR on July 31, 1998 (accession number 0001004402-98-000421).


(g) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. is incorporated by reference to Exhibit (d)(7) to post effective amendment 63 to Registrant's Form N-1A, filed via EDGAR on June 8, 1998 (accession number 0001004402-98-000339).


(7)      Distribution Agreements and Form of Selected Dealer Agreement

(a) Distribution Agreement between Registrant and Forum Financial Services, Inc. regarding Austin Global Equity Fund, Investors Bond Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund is incorporated herein by reference. The Distribution Agreement, Exhibit (e)(3) to post effective amendment 62 to Registrant's Form N-1A, was filed via EDGAR on May 26, 1998 (accession number 0001004402-98-000307).


(b) Distribution Agreement between Registrant and Forum Fund Services, LLC regarding BIA Small-Cap Growth Fund, BIA Equity Growth Fund, Equity Index Fund, Investors Equity Fund and the Investor, Institutional, and Institutional Share Classes of Daily Assets Treasury Obligations Fund,
     Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund, and Daily Asset Municipal Fund. Incorporated by reference to Exhibit (e)(4) to post effective amendment 72 to Registrant's Form N-1A, filed via EDGAR on June 16, 1999 (accession number 0001004402-99-000308).


(c) Form of Distribution Agreement between Registrant and Forum Fund Services, LLC regarding Austin Global Equity Fund, Investors Bond Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund, TaxSaver Bond Fund is incorporated herein by reference. The Form of Distribution Agreement, Exhibit (e)(4) to post effective amendment 68 was filed via EDGAR on November 30, 1998 (accession number 0001004402-98-000620).

(d) Form of Selected Dealer Agreement between Forum Financial Services, Inc. and securities brokers is incorporated herein by reference. The Form of Selected Dealer Agreement, Exhibit (e)(1) to post effective amendment 62, was filed via EDGAR on May 26, 1998 (accession number 0001004402-98-000307).

(e) Form of Bank Affiliated Selected Dealer Agreement between Forum Financial Services, Inc. and bank affiliates is incorporated herein by reference. The Form of Bank Affiliated Selected Dealer Agreement, Exhibit (e)(2) to post effective amendment 62, was filed via EDGAR on May 26, 1998 (accession number 0001004402-98-000307).

(8)  None.

(9)  Custodian Contracts


(a) Custodian Agreement between Registrant and Forum Trust, LLC regarding Austin Global Equity Fund, BIA Small-Cap Growth Fund, BIA Growth Equity Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund is incorporated herein by reference. The Form of Custodian Agreement, Exhibit (g)(2) to post effective amendment 72, was filed via EDGAR on June 16, 1999 (accession number 0001004402-99-000308).

(b) Master Custodian Agreement between Forum Trust, LLC and Bankers Trust Company regarding Austin Global Equity Fund, BIA Small-Cap Growth Fund, BIA Growth Equity Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund is incorporated herein by reference. The Form of Master Custodian Agreement, Exhibit (g)(3) to post effective amendment 72, was filed via EDGAR on June 16, 1999 (accession number 0001004402-99-000308).



(10) Rule 12b-1 Plan adopted by the Registrant regarding the Investor Share Classes of Daily Assets Treasury Obligations Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund filed as Exhibit (10) to Form N-14, was filed via EDGAR on April 19, 1999 (accession number 0001004402-99-000221).


(11) Opinion and consent of Seward & Kissel LLP, Trust counsel, regarding legality of securities is incorporated herein by reference. Consent of Seward & Kissel LLP, Exhibit (11) to pre-effective amendment 1 on Form N-14, was filed via EDGAR on May 17, 1999 (accession number 0001004402-99-000279).

(12) Opinion and consent of Wilmer, Cutler & Pickering regarding the tax consequences of the transactions is filed herewith.

(13) Material Service Contracts


(a) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to BIA Small-Cap Growth Fund, BIA Growth Equity Fund, Austin Global Equity Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund is incorporated herein by reference. The Administration Agreement, Exhibit (h)(1) to post effective amendment 72, was filed via EDGAR on June 16, 1999 (accession number 0001004402-99-000308).

(b) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC regarding to BIA Small-Cap Growth Fund, BIA Growth Equity Fund, Austin Global Equity Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund is
     incorporated herein by reference.  The Fund Accounting  Agreement,  Exhibit
     (h)(3) to post effective amendment 72, was filed via EDGAR on June 16, 1999 (accession number 0001004402-99-000308).

(c) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to BIA Small-Cap Growth Fund, BIA Growth Equity Fund, Austin Global Equity Fund, Equity Index Fund, Investors Bond Fund, Investors Equity Fund, Investors Growth Fund, Investors High Grade Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund, Payson Balanced Fund, Payson Value Fund, Polaris Global Value Fund and Investor Shares, Institutional Shares and Institutional Service Shares of Daily Assets Government Fund, Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Cash Fund and Daily Assets Municipal Fund is incorporated herein by reference. The Transfer Agency and Services Agreement, Exhibit (h)(5) to post effective amendment 62, was filed via EDGAR on May 26, 1998 (accession number 0001004402-98-000307).


(d) Shareholder Service Plan of Registrant and Form of Shareholder Service Agreement regarding the Institutional Service and Investor Classes of Daily Assets Treasury Obligations Fund, Daily Assets Government Obligations Fund, Daily Assets Government Fund, Daily Assets Cash Fund, and Daily Assets Municipal Fund is incorporated herein by reference. The Shareholder Service Plan and Form of Shareholder Service Agreement, Exhibit (h)(8) to post effective amendment 50, was filed via EDGAR on November 12, 1997 (accession number 0001004402-97-000189).

(e) Shareholder Service Plan and Form of Shareholder Service Agreement relating to Polaris Global Value Fund is incorporated herein by reference. The Shareholder Service Plan and Form of Shareholder Service Agreement, Exhibit
     (h)(9) to post effective amendment 65, was filed via EDGAR on September 30, 1998 (accession number 0001004402-98-000530).

(14) Other Opinions


(a) Consents of Wolpoff & Company LLP dated April 9, 1999 are incorporated herein by reference. Consents of Wolpoff & Company LLP, Exhibit (14)(a) to pre-effective amendment 1 on Form N-14, was filed via EDGAR on May 17, 1999 (accession number 0001004402-99-000279).

(b) Consent of Deloitte & Touche, LLP dated May 14, 1999 is incorporated herein by reference. Consents of Deloitte & Touche LLP, Exhibit (14)(b) to pre-effective amendment 1 on Form N-14, was filed via EDGAR on May 17, 1999 (accession number 0001004402-99-000279).



(15) None.

(16) Powers of Attorney of Costas Azariadas, James C. Cheng, John Y. Keffer, and
     J. Michael Parish are incorporated herein by reference. The Powers of Attorney, Exhibit 16 to Form N-14, filed via EDGAR on April 7, l998 (accession number 0000919574-98-000466).

ITEM 17 - Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post- effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file a copy of the opinion Forum Administrative Services, LLC regarding the legality of securities to be issued and as required to be filed as an exhibit to the registration statement by Item 16(11) of Form N-14 under the Securities Act of 1933, as amended by means of a pre-effective amendment to the registration statement.

(4) The undersigned Registrant agrees to file a copy of the tax opinion required to be filed as an exhibit to the registration statement by Item 16(12) of Form N-14 under the Securities Act of 1933, as amended, by means of a post-effective amendment to the registration statement.

                                   SIGNATURES


As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the city of Portland and State of Maine, July 23, 1999.

                                               FORUM FUNDS

                                         By: /s/ John Y. Keffer
                                               John Y. Keffer
                                               President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                                    Title                    Date
Principal Executive Officer


/s/ John Y. Keffer                    Chairman and President       July 23, 1999
------------------------------------

John Y. Keffer

Principal Financial
and Accounting Officer


/s/ Stacey Hong                       Treasurer                    July 23, 1999

Stacey Hong

A majority of the Trustees


/s/ John Y. Keffer                                                 July 23, 1999
------------------------------------

John Y. Keffer

Costas Azariadis
James C. Cheng
J. Michael Parish


/s/ John Y. Keffer                                                 July 23, 1999
------------------------------------

By: John Y. Keffer
(Attorney-in-fact)

                                INDEX TO EXHIBITS

EXHIBIT NUMBER           DESCRIPTION OF EXHIBIT


(12) Opinion of Wilmer, Cutler & Pickering regarding the tax consequences of the transactions